Investments (Aging Of Commercial Mortgage Loans By Property Type) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 Days Past Due	$ 5.5	$ 17.9
60 Days Past Due	9.0	4.0
Greater Than 90 Days Past Due	8.1	15.6
Total Past Due	22.6	37.5
Allowance Related to Past Due	(3.2)	(4.5)
Current	4,882.9	4,480.6
Total Commercial Mortgage Loans	4,902.3	4,513.6
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 Days Past Due	3.1	7.2
60 Days Past Due	7.1
Greater Than 90 Days Past Due	3.0	5.5
Total Past Due	13.2	12.7
Allowance Related to Past Due	(1.3)	(1.9)
Current	2,445.9	2,175.6
Total Commercial Mortgage Loans	2,457.8	2,186.4
Office [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 Days Past Due	0.8	5.0
60 Days Past Due	1.5	1.5
Greater Than 90 Days Past Due	1.6	3.2
Total Past Due	3.9	9.7
Allowance Related to Past Due	(0.4)	(1.0)
Current	907.6	846.5
Total Commercial Mortgage Loans	911.1	855.2
Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 Days Past Due	1.4	4.8
60 Days Past Due	0.4	2.1
Greater Than 90 Days Past Due	2.3	5.5
Total Past Due	4.1	12.4
Allowance Related to Past Due	(0.7)	(0.9)
Current	897.0	817.5
Total Commercial Mortgage Loans	900.4	829.0
Hotel/Motel [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	241.9	301.8
Total Commercial Mortgage Loans	241.9	301.8
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater Than 90 Days Past Due	1.2	1.2
Total Past Due	1.2	1.2
Allowance Related to Past Due	(0.8)	(0.6)
Current	186.7	178.9
Total Commercial Mortgage Loans	187.1	179.5
Apartment And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 Days Past Due	0.2	0.9
60 Days Past Due		0.4
Greater Than 90 Days Past Due		0.2
Total Past Due	0.2	1.5
Allowance Related to Past Due		(0.1)
Current	203.8	160.3
Total Commercial Mortgage Loans	$ 204.0	$ 161.7